Share-Based Payments - Share Based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 5,343	$ 6,257
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	200	594
Share purchase plan – employer contribution
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,333	1,394
Share-based compensation granted on business acquisitions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,683	2,099
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	722	600
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,122	363
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 283	$ 1,207